CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 185,904	$ 159,338	$ 143,291
Other comprehensive income (loss), net of tax
Change in foreign currency translation adjustment	2,458	(9,261)	13,529
Available-for-sale investments
Change in net unrealized gains (losses)	6,260	(574)	(860)
Less - reclassification adjustment for net gains (loss) realized and included in net income	(467)	(18)	6
Available for sale net change	5,793	(592)	(854)
Cash flow hedges
Change in unrealized gains (losses)	5,495
Change in unrealized gains (losses)		(8,630)	6,821
Less - reclassification adjustment for net gains (losses) realized and included in net income	(429)
Less - reclassification adjustment for net gains (losses) realized and included in net income		4,781	(5,586)
Cash flow hedge net change	5,066
Cash flow hedge net change		(3,849)	1,235
Total other comprehensive income (loss)	13,317	(13,702)	13,910
Comprehensive income	$ 199,221	$ 145,636	$ 157,201